Nature of Business	12 Months Ended
Dec. 31, 2016
Nature of Business Disclosure [Abstract]
Nature of Business
Nature of Business
The Company was formed by NRG as a Delaware corporation on December 20, 2012 and closed its initial public offering on July 22, 2013. In connection with its initial public offering, the Company's shares of Class A common stock began trading on the New York Stock Exchange under the symbol “NYLD.”
Effective May 14, 2015, the Company completed a stock split in connection with which each outstanding share of Class A common stock was split into one share of Class A common stock and one share of Class C common stock, and each outstanding share of Class B common stock was split into one share of Class B common stock and one share of Class D common stock. The stock split is referred to as the Recapitalization and all references to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retrospectively adjusted to reflect the Recapitalization. Following the Recapitalization, the Company's Class A common stock continued trading on the New York Stock Exchange under the new ticker symbol "NYLD.A" and the Class C common stock began trading under the ticker symbol "NYLD."
NRG, through its holdings of Class B common stock and Class D common stock, has a 55.1% voting interest in the Company and receives distributions from NRG Yield LLC through its ownership of Class B units and Class D units. The holders of the Company's issued and outstanding shares of Class A common stock and Class C common stock are entitled to dividends as declared and have 44.9% of the voting power in the Company.
The Company is the sole managing member of NRG Yield LLC and operates and controls all of its business and affairs and consolidates the financial results of NRG Yield LLC and its subsidiaries. NRG Yield LLC is a holding company for the companies that directly and indirectly own and operate the Company's business. As of December 31, 2016, the Company and NRG have 53.3% and 46.7% economic interests in NRG Yield LLC, respectively. As a result of the current ownership of the Class B common stock and Class D common stock, NRG continues at the present time to control the Company, and the Company in turn, as the sole managing member of NRG Yield LLC, controls NRG Yield LLC and its subsidiaries.
The following table represents the structure of the Company as of December 31, 2016:

As of December 31, 2016, the Company's operating assets are comprised of the following projects:

Projects	Percentage Ownership	Net Capacity (MW) (a)	Offtake Counterparty	Expiration
Conventional
El Segundo	100%	550	Southern California Edison	2023
GenConn Devon	50%	95	Connecticut Light & Power	2040
GenConn Middletown	50%	95	Connecticut Light & Power	2041
Marsh Landing	100%	720	Pacific Gas and Electric	2023
Walnut Creek	100%	485	Southern California Edison	2023
		1,945
Utility Scale Solar
Agua Caliente	16%	46	Pacific Gas and Electric	2039
Alpine	100%	66	Pacific Gas and Electric	2033
Avenal	50%	23	Pacific Gas and Electric	2031
Avra Valley	100%	26	Tucson Electric Power	2032
Blythe	100%	21	Southern California Edison	2029
Borrego	100%	26	San Diego Gas and Electric	2038
CVSR	100%	250	Pacific Gas and Electric	2038
Desert Sunlight 250	25%	63	Southern California Edison	2035
Desert Sunlight 300	25%	75	Pacific Gas and Electric	2040
Kansas South	100%	20	Pacific Gas and Electric	2033
Roadrunner	100%	20	El Paso Electric	2031
TA High Desert	100%	20	Southern California Edison	2033
Utah Solar Portfolio (e)	50%	265	PacifiCorp	2036
		921
Distributed Solar
AZ DG Solar Projects	100%	5	Various	2025 - 2033
PFMG DG Solar Projects	51%	4	Various	2032
		9
Wind
Alta I	100%	150	Southern California Edison	2035
Alta II	100%	150	Southern California Edison	2035
Alta III	100%	150	Southern California Edison	2035
Alta IV	100%	102	Southern California Edison	2035
Alta V	100%	168	Southern California Edison	2035
Alta X (b)	100%	137	Southern California Edison	2038
Alta XI (b)	100%	90	Southern California Edison	2038
Buffalo Bear	100%	19	Western Farmers Electric Co-operative	2033
Crosswinds (b)	74.3%	16	Corn Belt Power Cooperative	2027
Elbow Creek (b)	75%	92	NRG Power Marketing LLC	2022
Elkhorn Ridge (b)	50.3%	41	Nebraska Public Power District	2029
Forward (b)	75%	22	Constellation NewEnergy, Inc.	2017
Goat Wind (b)	74.9%	113	Dow Pipeline Company	2025
Hardin (b)	74.3%	11	Interstate Power and Light Company	2027
Laredo Ridge	100%	80	Nebraska Public Power District	2031
Lookout (b)	75%	29	Southern Maryland Electric Cooperative	2030
Odin (b)	74.9%	15	Missouri River Energy Services	2028
Pinnacle	100%	55	Maryland Department of General Services and University System of Maryland	2031
San Juan Mesa (b)	56.3%	68	Southwestern Public Service Company	2025
Sleeping Bear (b)	75%	71	Public Service Company of Oklahoma	2032
South Trent	100%	101	AEP Energy Partners	2029
Spanish Fork (b)	75%	14	PacifiCorp	2028

Projects	Percentage Ownership	Net Capacity (MW) (a)	Offtake Counterparty	Expiration
Spring Canyon II (b)	90.1%	29	Platte River Power Authority	2039
Spring Canyon III (b)	90.1%	25	Platte River Power Authority	2039
Taloga	100%	130	Oklahoma Gas & Electric	2031
Wildorado (b)	74.9%	121	Southwestern Public Service Company	2027
		1,999
Thermal
Thermal equivalent MWt(c)	100%	1,319	Various	Various
NRG Energy Center Dover LLC	100%	103	NRG Power Marketing LLC	2018
Thermal generation	100%	20	Various	Various
		1,442
Total net capacity (excluding equivalent MWt) (d)		4,997

(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
(b) Projects are part of tax equity arrangements.
(c) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
(d) NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.
(e) Represents interests in Four Brothers Solar, LLC, Granite Mountain Holdings, LLC, and Iron Springs Holdings, LLC, all acquired as part of the March 2017 Drop Down Assets acquisition (ownership percentage is based upon cash to be distributed).
In addition to the facilities owned or leased in the table above, the Company entered into partnerships to own or purchase solar power generation projects, as well as other ancillary related assets from a related party via intermediate funds.  The Company does not consolidate these partnerships and accounts for them as equity method investments. The Company's net interest in these projects is 131 MW based on cash to be distributed. For further discussions, refer to Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities to the Consolidated Financial Statements.
Substantially all of the Company's generation assets are under long-term contractual arrangements for the output or capacity from these assets. The thermal assets are comprised of district energy systems and combined heat and power plants that produce steam, hot water and/or chilled water and, in some instances, electricity at a central plant. Three out of the fourteen district energy systems are subject to rate regulation by state public utility commissions while the other district energy systems have rates determined by negotiated bilateral contracts.
As described in Note 15, Related Party Transactions, the Company has a management services agreement with NRG for various services, including human resources, accounting, tax, legal, information systems, treasury, and risk management.
Stockholders' equity represents the equity associated with the Class A and Class C common stockholders, the equity associated with the Class B and Class D common stockholder, NRG, and the third-party interests under certain tax equity arrangements are classified as noncontrolling interest.
During the years ending December 31, 2016 and 2015, the Company completed three acquisitions of Drop Down Assets from NRG. The accounting guidance requires retrospective combination of the entities for all periods presented as if the combination has been in effect from the beginning of the financial statement period or from the date the entities were under common control (if later than the beginning of the financial statement period). For further discussion, see Note 3, Business Acquisitions.
In addition, as further described in Note 3, Business Acquisitions, on March 27, 2017, the Company acquired the following interests from NRG, referred to as the March 2017 Drop Down Assets: (i) Agua Caliente Borrower 2 LLC, which owns a 16% interest in the Agua Caliente solar farm, one of the NRG ROFO assets and (ii) NRG's interests in seven utility-scale solar farms located in Utah that were part of NRG's November 2, 2016 acquisition of projects from SunEdison, or Utah Solar Portfolio. The Company paid total cash consideration of $130 million, plus a $1 million working capital adjustment, and assumed non-recourse debt of $328 million, which is consolidated, as well as its pro-rata share of non-recourse project-level debt of $135 million. The acquisition was funded with cash on hand. The acquisition of the March 2017 Drop Down Assets was accounted for as a transfer of entities under common control. In connection with the retrospective adjustment of prior periods, the Company adjusted its financial statements to reflect its results of operations, financial position and cash flows as if it recorded its interests in the Aqua Caliente Borrower 2 LLC from the beginning of the financial statement period, and its interests in the Utah Solar Portfolio from November 2, 2016. The recast for the March 2017 Drop Down Assets did not affect the historical net income attributable to NRG Yield, Inc. weighted average number of shares outstanding, earnings per share or dividends.